Impairment Charges and Reversals - Summary of Increase (Decrease) to Impairment (Parenthetical) (Detail) CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD
Clearwater CGU [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Impairment losses	CAD 56